VERMONT VARIABLE

LIFE INSURANCE ACCOUNT

(A Separate Account of National

Life Insurance Company)

FINANCIAL STATEMENTS

* * * * *

DECEMBER 31, 2022

VERMONT VARIABLE LIFE INSURANCE ACCOUNT

Index

December 31, 2022

Page(s)

Report of Independent Registered Public Accounting Firm	1

Statement of Net Assets	2

Statement of Operations	3

Statement of Changes in Net Assets	4-5

Notes to the Financial Statements	6-11

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life Insurance Company and the Policyowners of Vermont Variable Life Insurance Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Vermont Variable Life Insurance Account indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Vermont Variable Life Insurance Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Equity Income Portfolio (1)
Fidelity VIP Investment Grade Bond Portfolio (1)
Fidelity VIP Government Money Market Portfolio (1)
(1) Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

Basis for Opinions

These financial statements are the responsibility of National Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Vermont Variable Life Insurance Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Vermont Variable Life Insurance Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 1, 2023

We have served as the auditor of one or more of the subaccounts of Vermont Variable Life Insurance Account since 1997.

VERMONT VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENT OF NET ASSETS

DECEMBER 31, 2022

Total Assets and Net Assets:

Investments in shares of Fidelity VIP and related funds at market value (policyholder accumulation units and unit value):

Fidelity VIP Equity Income Portfolio (5,119.60 accumulation units at $123.66 unit value)	$633,085
Fidelity VIP Investment Grade Bond Portfolio (1,561.09 accumulation units at $30.18 unit value)	$47,107
Fidelity VIP Government Money Market Portfolio (1,110.91 accumulation units at $18.38 unit value)	$20,416

The accompanying notes are an integral part of these financial statements.

VERMONT VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	Fidelity VIP
	Equity	Investment	Government
	Income	Grade Bond	Money Market
	Portfolio	Portfolio	Portfolio
Investment income:
Dividend income	$12,175	$1,126	$306

Expenses:
Mortality and expense risk charges	5,658	444	207

Net investment gain	6,517	682	99

Realized gain (loss) on investments:
Capital gain distributions	21,322	2,587	—
Net realized gain (loss) from securities sold	798	(70)	—
Net unrealized depreciation on investments	(67,849)	(10,746)	—

Net realized and unrealized loss on investments	(45,729)	(8,229)	—

(Decrease) increase in net assets resulting from operations	$(39,212)	$(7,547)	$99

The accompanying notes are an integral part of these financial statements.

VERMONT VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	Fidelity VIP
	Equity	Investment	Government
	Income	Grade Bond	Money Market
	Portfolio	Portfolio	Portfolio
Net investment gain	$6,517	$682	$99

Net realized and unrealized gain (loss) on investments:
Capital gain distributions	21,322	2,587	—
Net realized gain (loss) from securities sold	798	(70)	—
Net unrealized depreciation on investments	(67,849)	(10,746)	—

Net realized and unrealized loss on investments	(45,729)	(8,229)	—

(Decrease) increase in net assets resulting from operations	(39,212)	(7,547)	99

Accumulation unit transactions:
Death claims	—	—	—
Participant deposits	—	—	—
Net surrenders and lapses	—	—	—
Cost of insurance charges	(3,000)	(445)	(5,899)
Transfer between funds	—	—	—
Other	—	—	—

Total net accumulation unit transactions	(3,000)	(445)	(5,899)

Decrease in net assets	(42,212)	(7,992)	(5,800)

Net assets, beginning of period	675,297	55,098	26,216

Net assets, end of period	$633,085	$47,106	$20,416

Units Issued and Redeemed:
Beginning Balance	5,144.01	1,575.11	1,433.95
Units issued	—	—	—
Units redeemed	(24.41)	(14.02)	(323.04)
Ending Balance	5,119.60	1,561.09	1,110.91

The accompanying notes are an integral part of these financial statements.

VERMONT VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	Fidelity VIP
	Equity	Investment	Government
	Income	Grade Bond	Money Market
	Portfolio	Portfolio	Portfolio
Net investment gain (loss)	$6,438	$633	$(255)

Net realized and unrealized gain (loss) on investments:
Capital gain distributions	70,135	1,502	—
Net realized gain from securities sold	1,345	82	—
Net unrealized appreciation (depreciation) on investments	52,162	(3,057)	—

Net realized and unrealized gain (loss) on investments	123,642	(1,473)	—

Increase (decrease) in net assets resulting from operations	130,080	(840)	(255)

Accumulation unit transactions:
Death claims	—	—	—
Participant deposits	—	—	—
Net surrenders and lapses	—	—	—
Cost of insurance charges	(2,660)	(401)	(5,090)
Transfer between funds	—	—	—
Other	—	—	—

Total net accumulation unit transactions	(2,660)	(401)	(5,090)

Increase (decrease) in net assets	127,420	(1,241)	(5,345)

Net assets, beginning of period	547,877	56,339	31,561

Net assets, end of period	$675,297	$55,098	$26,216

Units Issued and Redeemed:
Beginning Balance	5,165.84	1,586.54	1,711.11
Units issued	—	—	—
Units redeemed	(21.83)	(11.43)	(277.16)
Ending Balance	5,144.01	1,575.11	1,433.95

The accompanying notes are an integral part of these financial statements.

VERMONT VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 – NATURE OF OPERATIONS

Vermont Variable Life Insurance Account (the “Variable Account”) was established effective May 1, 1987 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account was established to invest the net premiums received by National Life from the sale of variable life insurance products. The Variable Account no longer offers variable life insurance products for sale.

The Variable Account invests the accumulated policyholder account values in shares of mutual fund portfolios within Fidelity VIP.

There are three sub-accounts within the Variable Account. Each sub-account, which invests exclusively in the shares of a corresponding specified portfolio, comprises the accumulated policyholder account values of the underlying variable life insurance policies (“Policies”) investing in the sub-account.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the Variable Account’s financial statements.

Investments

The funds consist of the Fidelity VIP Equity Income Portfolio, Fidelity VIP Investment Grade Bond Portfolio, and Fidelity Government Money Market Portfolio (the “Portfolios”). The assets of each Portfolio are held separate from the assets of the other Portfolios and each has different investment objectives and policies. Thus, each Portfolio operates separately and the gains or losses of one Portfolio have no effect on the investment performance of any other Portfolio.

Investment Valuation

The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 – inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 – inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 – inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2.  As of December 31, 2022, none of the Variable Account investments are considered Level 3.

VERMONT VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Variable Account invests in registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values as provided by the fund manager. The Fair Value Hierarchy level of the Variable Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. National Life's management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported.

Investments in the portfolios are valued at the closing net asset value per share as determined by each portfolio’s administrator, and are classified under Level 1 of the three-tier hierarchy established in Accounting Standards Codification (“ASC”) 820 – Fair Value Measurement. During 2022, there were no transfers between levels. The change in the difference between cost and market value is reflected as unrealized appreciation (depreciation) in the Statements of Operations and Changes in Net Assets.

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined using the first-in, first-out method (FIFO).

Policy Loans

Policyholders may obtain loans after the first policy year as outlined in the variable life insurance policy. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life (“General Account”). Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account. There were no policy loans outstanding as of December 31, 2022.

Participant Transactions

Payments received from policyholders represent participant deposits under the contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Policyholders may allocate amounts in their individual accounts to variable investment options and to the guaranteed interest account of the Company’s General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

Surrenders and death benefits are payments to participants and beneficiaries made under the terms of the Policies and are amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in surrenders and death benefits. Cost of insurance and other variable charges are deducted monthly from the Policies.

Federal Income Taxes

The operations of the Variable Account are part of and taxed with the total operations of National Life, under Subchapter L of the Internal Revenue Code (IRC).  Under the current provisions of the IRC, National Life does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Variable Account.  Based on this, no federal income tax provision is required.  National Life will review periodically the status of this policy in the event of changes in the tax law.  The Variable Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2022.

VERMONT VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Subsequent Events

National Life has evaluated events subsequent to December 31, 2022 and through the financial statement issuance date.  National Life has not evaluated subsequent events after the issuance date for presentation in these financial statements.

NOTE 3 – CHARGES AND EXPENSES

Charges deducted in connection with the Variable Account to reimburse the Company for issuing and administering the policies, and assumption of certain risks in connection with the policies are shown below. The mortality risk assumed is that the insureds under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Transaction Fees
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Sales Load	Policy Anniversary	Annual rate of 0.4%	Unit liquidation from Account Value
Premium Tax	Upon receipt of each Premium Payment	2.25% of each Premium Payment	Deducted from each Premium Payment
Transfer Charge	Upon Transfer	Up to $10	Unit liquidation from Account Value
Projection Report Charge	Upon report request	Up to $25	Unit liquidation from Account Value

Periodic Charges Other Than Portfolio Operating Expenses
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Charges vary based on the Net Amount of Risk, Attained age of the Insured and Other Factors	Unit liquidation from Account Value
Mortality and Expense Risk Charge	Deducted Daily	Annual rate of 0.90% of the Accumulated Value in the Variable Account	Deducted from Sub-Accounts as a Reduction in Unit Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amounts vary depending on the specifics of the Policy	Unit liquidation from Account Value

VERMONT VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 4 – INVESTMENTS

The number of shares held and cost for each of the Portfolios at December 31, 2022 are set forth below:

Portfolios	Shares	Cost
Fidelity VIP Equity Income Portfolio	26,871	$595,270
Fidelity VIP Investment Grade Bond Portfolio	4,362	$54,900
Fidelity VIP Government Money Market Portfolio	20,416	$20,416

The cost also represents the aggregate cost for federal income tax purposes.

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases represent reinvested dividends, short/long term capital gains, and participant deposits. Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2022 aggregated the following:

		Sales
	Purchases	Proceeds
Fidelity VIP Equity Income Portfolio	$33,497	$8,657
Fidelity VIP Investment Grade Bond Portfolio	$3,712	$887
Fidelity VIP Government Money Market Portfolio	$306	$6,106

VERMONT VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios excluding expenses of the underlying funds, and total return for the years ended 2022, 2021, 2020, 2019, and 2018 are shown below. Information for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts.

	At December 31,			For the Year Ended December 31,
	Units	Unit Fair		Investment	Expense	Total
	Outstanding	Value	Net Assets	Income Ratio (1)	Ratio (2)	Return (3)
Fidelity VIP Equity Income
2022	5,119.60	$123.66	633,085	1.98%	0.90%	(5.81)%
2021	5,144.01	$131.28	675,297	1.90%	0.90%	23.78%
2020	5,165.84	$106.06	547,877	1.88%	0.90%	5.74%
2019	5,187.15	$100.30	520,272	1.98%	0.90%	26.31%
2018	5,207.01	$79.41	413,488	2.35%	0.90%	(9.11)%
Investment Grade Bond
2022	1,561.09	$30.18	47,107	2.32%	0.90%	(13.73)%
2021	1,575.11	$34.98	55,098	2.05%	0.90%	(1.49)%
2020	1,586.54	$35.51	56,339	2.20%	0.90%	8.43%
2019	1,601.23	$32.75	52,447	2.71%	0.90%	8.67%
2018	1,615.77	$30.14	48,693	2.49%	0.90%	(1.42)%
Government Money Market
2022	1,110.91	$18.38	20,416	1.36%	0.90%	0.53%
2021	1,433.95	$18.28	26,216	0.01%	0.90%	(0.86)%
2020	1,711.11	$18.44	31,561	0.34%	0.90%	(0.57)%
2019	1,948.13	$18.55	36,142	2.02%	0.90%	1.10%
2018	2,154.05	$18.35	39,525	1.65%	0.90%	0.74%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract values either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract values through the redemption of units and expenses of the underlying fund have been excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

There have been no fund substitutions in the years 2018, 2019, 2020, 2021 or 2022.

VERMONT VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 7 – DISTRIBUTION OF NET INCOME

The Variable Account does not declare dividends to contract holders from accumulated net income. The Variable Account purchases and redeems shares of the subaccounts at net asset value. Any dividend and capital gain distributions are reinvested at net asset value in shares of the subaccounts.

NOTE 8 – DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the IRC, a variable universal life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable universal life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.